Fair Value Measurements - Schedule of Level 3 Financial Instruments that are Measured at Fair Value on a Recurring Basis (Details) - NorthView Acquisition Corp [Member] - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Private Placement Warrants [Member]
Schedule of Level 3 Financial Instruments that are Measured at Fair Value on a Recurring Basis [Line Items]
Fair value, beginning balance	$ 440,850	$ 293,900	$ 279,205	$ 66,128	$ 293,900	$ 66,128	$ 66,128	$ 377,857
Fair value, ending balance	2,939,000	440,850	404,113	279,205	2,939,000	404,113	293,900	66,128
Change in fair value of warrant liabilities	2,498,150	146,950	124,908	213,077			227,772	(311,729)
Representative’s Warrants [Member]
Schedule of Level 3 Financial Instruments that are Measured at Fair Value on a Recurring Basis [Line Items]
Fair value, beginning balance	34,155	22,770	21,632	5,123	22,770	5,123	5,123	29,274
Fair value, ending balance	227,700	34,155	31,308	21,632	227,700	31,308	22,770	5,123
Change in fair value of warrant liabilities	193,545	11,385	9,676	16,509			17,647	(24,151)
Warrant Liability [Member]
Schedule of Level 3 Financial Instruments that are Measured at Fair Value on a Recurring Basis [Line Items]
Fair value, beginning balance	475,005	316,670	300,837	71,251	316,670	71,251	71,251
Fair value, ending balance	3,166,700	475,005	435,421	300,837	$ 3,166,700	$ 435,421	$ 316,670	$ 71,251
Change in fair value of warrant liabilities	$ 2,691,695	$ 158,335	$ 134,584	$ 229,586